Employee Benefit Plans - Schedule of Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
France
Discount rate	3.65%	0.75%	0.30%
Salary increases	3.00%	3.00%	3.00%
Switzerland
Discount rate	2.25%	0.33%	0.15%
Expected rate of return on plan assets	3.00%	1.50%	1.50%
Salary increases	1.50%	1.50%	1.50%